Related Parties (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party expenses	$ 2,800	$ 2,800	$ 4,100
Service Agreement [Member]
Related Party Transaction [Line Items]
Related party expenses	4
Officers And Directors [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 600	$ 200